Schedule Of Carrying Amounts And Estimated Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	$ 28	$ 89
Estimate of Fair Value Measurement [Member]
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	28	23
Long-term debt, excluding convertible debt	3,439	3,416
Convertible debt	0	159
Debt under vehicle programs Vehicle-backed debt due to Avis Budget Rental Car Funding	6,407	5,732
Vehicle-backed debt	1,771	1,675
Interest rate swaps and interest rate contracts	10	13
Reported Value Measurement [Member]
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	28	23
Long-term debt, excluding convertible debt	3,392	3,305
Convertible debt	0	66
Debt under vehicle programs Vehicle-backed debt due to Avis Budget Rental Car Funding	6,340	5,656
Vehicle-backed debt	1,766	1,668
Interest rate swaps and interest rate contracts	$ 10	$ 13